Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 14,406,110	$ 15,694,627
Less: accumulated depreciation	(8,416,974)	(8,485,922)
Property, plant and equipment, net	5,989,136	7,208,705
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,988,217	5,195,800
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,776,164	8,737,421
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,014,921	1,079,190
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	626,808	682,216
Construction in progress (“CIP”) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross